Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SECURITIES FUND
Prospectus Date	rr_ProspectusDate	Sep. 29, 2016
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the periods ended December 31, 2015
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Fidelity Real Estate Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Fidelity Real Estate Income Fund-Class M
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Fidelity Real Estate Income Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Fidelity Real Estate Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Return Before Taxes | Fidelity Real Estate Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(2.52%)
Past 5 years	rr_AverageAnnualReturnYear05	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%	[1]
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Return Before Taxes | Fidelity Real Estate Income Fund-Class M
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(2.64%)
Past 5 years	rr_AverageAnnualReturnYear05	7.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%	[1]
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Return Before Taxes | Fidelity Real Estate Income Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.28%)
Past 5 years	rr_AverageAnnualReturnYear05	7.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%	[1]
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Return Before Taxes | Fidelity Real Estate Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.81%
Past 5 years	rr_AverageAnnualReturnYear05	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%	[1]
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | After Taxes on Distributions | Fidelity Real Estate Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.49%)
Past 5 years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | After Taxes on Distributions and Sales | Fidelity Real Estate Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(1.21%)
Past 5 years	rr_AverageAnnualReturnYear05	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.38%
Past 5 years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	11.93%	[1]
07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund | Fidelity Real Estate Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	4.15%
Past 5 years	rr_AverageAnnualReturnYear05	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception	8.61%	[1]

[1]	From April 14, 2010